Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Employee	Dec. 31, 2013	Dec. 31, 2012
Interest costs capitalized	$ 3.2	$ 1.0	$ 0.1
Asset retirement obligation	$ 5.3	$ 4.9
Number of employees	562
United Steelworkers Union
Percentage of employees represented by the United Steelworkers	35.00%
International Union of Operating Engineers
Percentage of employees represented by the United Steelworkers	5.00%
Coke and energy plant, machinery and equipment | Minimum
Plant, machinery and equipment useful lives (in years)	25 years
Coke and energy plant, machinery and equipment | Maximum
Plant, machinery and equipment useful lives (in years)	30 years
Coal logistics plant, machinery and equipment | Minimum
Plant, machinery and equipment useful lives (in years)	15 years
Coal logistics plant, machinery and equipment | Maximum
Plant, machinery and equipment useful lives (in years)	20 years